Total
Harbor Mid Cap Fund
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[1]	1.41%	1.49%	1.49%	1.61%
Total Annual Fund Operating Expenses		2.16%	2.24%	2.49%	2.61%
Expense Reimbursement	[2]	(1.36%)	(1.36%)	(1.36%)	(1.36%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	0.80%	0.88%	1.13%	1.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.80%, 0.88%, 1.13%, and 1.25% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Mid Cap Fund - USD ($)	One Year	Three Years
Retirement Class	82	545
Institutional Class	90	569
Administrative Class	115	646
Investor Class	127	682

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The inception date of the Fund was December 1, 2019 and no portfolio turnover rate existed at the time of this publication.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies.

The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2019, the range of the Index was $824 million to $78.7 billion, but it is expected to change frequently.

The Subadviser employs a disciplined investment approach that seeks to identify companies that, in the Subadviser's view, demonstrate strong business fundamentals and earnings prospects that are not fully captured in the companies' current market valuations. The Subadviser uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund's portfolio. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process. The Subadviser employs statistical analysis, which is designed to limit certain risks in the Fund's portfolio versus the Fund's benchmark. The Fund's sector weightings are a result of, and secondary to, individual stock selections.

The Subadviser may sell a stock if one of the following situations arises:

  The company executes according to the Subadviser's investment thesis and the market recognizes it in the stock's valuation;
  The investment process identifies a company the Subadviser believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or
  The company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects.

The Fund expects to invest in approximately 50 to 70 companies.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Mid Cap Risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund's website at harborfunds.com or call 800-422-1050.